Loans and advances to customers - Schedule of Commercial Banking Lending (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of Commercial Bank Lending [Line Items]
Beginning balance allowance for expected credit losses	£ 4,903
Exchange and other adjustments	53	£ (85)	[1]	£ 39
Ending balance allowance for expected credit losses	4,084	4,903
Loans and advances to customers	449,745	454,899	[2]	448,567	[2]
Commercial Banking
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	0	0
Stage 1 £m | Commercial Banking
Disclosure of Commercial Bank Lending [Line Items]
Transfers to Stage 1	0	0
Stage 2 £m | Commercial Banking
Disclosure of Commercial Bank Lending [Line Items]
Transfers to Stage 2	0	0
Stage 3 £m | Commercial Banking
Disclosure of Commercial Bank Lending [Line Items]
Transfers to Stage 3	0	0
Commercial Banking
Disclosure of Commercial Bank Lending [Line Items]
Beginning balance allowance for expected credit losses	1,698	1,341
Exchange and other adjustments	77	43
Impact of transfers between stages	73	94
Other changes in credit quality	256	238
Additions and repayments	(830)	107
(Credit) charge to the income statement	(501)	(439)
Advances written off	(256)	(127)
Recoveries of advances written off in previous years	4	2
Ending balance allowance for expected credit losses	1,022	1,698		1,341
Charge/(credit) for methodology and model changes in financial assets		(25)
Commercial Banking | Stage 1 £m
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	0	0
Commercial Banking | Stage 2 £m
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	0	0
Commercial Banking | Stage 3 £m
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	0	0
Commercial Banking | Impact of transfers between stages
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	73	94
Stage 1 £m
Disclosure of Commercial Bank Lending [Line Items]
Beginning balance allowance for expected credit losses	855
Ending balance allowance for expected credit losses	1,091	855
Stage 1 £m | Commercial Banking
Disclosure of Commercial Bank Lending [Line Items]
Beginning balance allowance for expected credit losses	214	125
Exchange and other adjustments	(6)	4
Impact of transfers between stages	6	(2)
Other changes in credit quality	17	28
Additions and repayments	1	59
(Credit) charge to the income statement	24	(85)
Ending balance allowance for expected credit losses	232	214		125
Stage 1 £m | Commercial Banking | Stage 1 £m
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	101	55
Stage 1 £m | Commercial Banking | Stage 2 £m
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	(16)	(11)
Stage 1 £m | Commercial Banking | Stage 3 £m
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	(3)	(2)
Stage 1 £m | Commercial Banking | Impact of transfers between stages
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	(76)	(44)
Stage 2 £m
Disclosure of Commercial Bank Lending [Line Items]
Beginning balance allowance for expected credit losses	1,995
Ending balance allowance for expected credit losses	1,629	1,995
Stage 2 £m | Commercial Banking
Disclosure of Commercial Bank Lending [Line Items]
Beginning balance allowance for expected credit losses	414	260
Exchange and other adjustments	0	(2)
Impact of transfers between stages	9	81
Other changes in credit quality	9	18
Additions and repayments	(60)	57
(Credit) charge to the income statement	(42)	(156)
Ending balance allowance for expected credit losses	372	414		260
Stage 2 £m | Commercial Banking | Stage 1 £m
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	(101)	(55)
Stage 2 £m | Commercial Banking | Stage 2 £m
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	19	19
Stage 2 £m | Commercial Banking | Stage 3 £m
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	(26)	(14)
Stage 2 £m | Commercial Banking | Impact of transfers between stages
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	117	131
Stage 3 £m
Disclosure of Commercial Bank Lending [Line Items]
Beginning balance allowance for expected credit losses	1,800
Ending balance allowance for expected credit losses	1,151	1,800
Stage 3 £m | Commercial Banking
Disclosure of Commercial Bank Lending [Line Items]
Beginning balance allowance for expected credit losses	1,070	956
Exchange and other adjustments	83	41
Impact of transfers between stages	58	15
Other changes in credit quality	230	192
Additions and repayments	(771)	(9)
(Credit) charge to the income statement	(483)	(198)
Advances written off	(256)	(127)
Recoveries of advances written off in previous years	4	2
Ending balance allowance for expected credit losses	418	1,070		956
Stage 3 £m | Commercial Banking | Stage 1 £m
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	0	0
Stage 3 £m | Commercial Banking | Stage 2 £m
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	(3)	(8)
Stage 3 £m | Commercial Banking | Stage 3 £m
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	29	16
Stage 3 £m | Commercial Banking | Impact of transfers between stages
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	32	7
Stage 1 £m | Commercial Banking
Disclosure of Commercial Bank Lending [Line Items]
Charge/(credit) for methodology and model changes in financial assets		(7)
Stage 2 £m | Commercial Banking
Disclosure of Commercial Bank Lending [Line Items]
Charge/(credit) for methodology and model changes in financial assets		(18)
Stage 3 £m | Commercial Banking
Disclosure of Commercial Bank Lending [Line Items]
Charge/(credit) for methodology and model changes in financial assets		0
Commercial Banking
Disclosure of Commercial Bank Lending [Line Items]
Beginning balance commercial banking gross carrying amount	95,373	93,812
Beginning balance allowance for expected credit losses	1,698
Exchange and other adjustments	(988)	734
Additions and repayments	(4,504)	952
Advances written off	(256)	(127)
Recoveries of advances written off in previous years	4	2
Ending balance commercial banking gross carrying amount	89,629	95,373		93,812
Ending balance allowance for expected credit losses	1,022	1,698
Loans and advances to customers	£ 88,607	£ 93,675
Commercial Banking | Commercial Banking
Disclosure of Commercial Bank Lending [Line Items]
Drawn ECL coverage (%)	1.10%	1.80%
Commercial Banking | Stage 1 £m
Disclosure of Commercial Bank Lending [Line Items]
Beginning balance commercial banking gross carrying amount	£ 80,509	£ 82,719
Beginning balance allowance for expected credit losses	214
Exchange and other adjustments	(968)	748
Impact of transfers between stages	583	(4,488)
Additions and repayments	(550)	1,530
Ending balance commercial banking gross carrying amount	79,574	80,509		82,719
Ending balance allowance for expected credit losses	232	214
Loans and advances to customers	79,342	80,295
Commercial Banking | Stage 1 £m | Stage 1 £m
Disclosure of Commercial Bank Lending [Line Items]
Transfers to Stage 1	4,026	1,723
Commercial Banking | Stage 1 £m | Stage 2 £m
Disclosure of Commercial Bank Lending [Line Items]
Transfers to Stage 2	(3,074)	(5,807)
Commercial Banking | Stage 1 £m | Stage 3 £m
Disclosure of Commercial Bank Lending [Line Items]
Transfers to Stage 3	£ (369)	£ (404)
Commercial Banking | Stage 1 £m | Commercial Banking
Disclosure of Commercial Bank Lending [Line Items]
Drawn ECL coverage (%)	0.30%	0.30%
Commercial Banking | Stage 2 £m
Disclosure of Commercial Bank Lending [Line Items]
Beginning balance commercial banking gross carrying amount	£ 11,493	£ 7,530
Beginning balance allowance for expected credit losses	414
Exchange and other adjustments	(14)	6
Impact of transfers between stages	(1,195)	3,948
Additions and repayments	(2,297)	9
Ending balance commercial banking gross carrying amount	7,987	11,493		7,530
Ending balance allowance for expected credit losses	372	414
Loans and advances to customers	7,615	11,079
Commercial Banking | Stage 2 £m | Stage 1 £m
Disclosure of Commercial Bank Lending [Line Items]
Transfers to Stage 1	(4,011)	(1,676)
Commercial Banking | Stage 2 £m | Stage 2 £m
Disclosure of Commercial Bank Lending [Line Items]
Transfers to Stage 2	3,143	5,950
Commercial Banking | Stage 2 £m | Stage 3 £m
Disclosure of Commercial Bank Lending [Line Items]
Transfers to Stage 3	£ (327)	£ (326)
Commercial Banking | Stage 2 £m | Commercial Banking
Disclosure of Commercial Bank Lending [Line Items]
Drawn ECL coverage (%)	4.70%	3.60%
Commercial Banking | Stage 3 £m
Disclosure of Commercial Bank Lending [Line Items]
Beginning balance commercial banking gross carrying amount	£ 3,371	£ 3,563
Beginning balance allowance for expected credit losses	1,070
Exchange and other adjustments	(6)	(20)
Impact of transfers between stages	612	540
Additions and repayments	(1,657)	(587)
Advances written off	(256)	(127)
Recoveries of advances written off in previous years	4	2
Ending balance commercial banking gross carrying amount	2,068	3,371		£ 3,563
Ending balance allowance for expected credit losses	418	1,070
Loans and advances to customers	1,650	2,301
Commercial Banking | Stage 3 £m | Stage 1 £m
Disclosure of Commercial Bank Lending [Line Items]
Transfers to Stage 1	(15)	(47)
Commercial Banking | Stage 3 £m | Stage 2 £m
Disclosure of Commercial Bank Lending [Line Items]
Transfers to Stage 2	(69)	(143)
Commercial Banking | Stage 3 £m | Stage 3 £m
Disclosure of Commercial Bank Lending [Line Items]
Transfers to Stage 3	£ 696	£ 730
Commercial Banking | Stage 3 £m | Commercial Banking
Disclosure of Commercial Bank Lending [Line Items]
Drawn ECL coverage (%)	20.20%	31.70%

[1]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[2]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.